TRANSAMERICA ADVISOR ELITESM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2019

to the

Prospectus dated May 1, 2017

Effective on or about May 1, 2019, based on changes to the underlying fund portfolio, the following changes apply to Transamerica Advisor EliteSM Variable Annuity policy holders:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
Franklin Founding Funds Allocation VIP Fund	Franklin Allocation VIP Fund

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Advisor EliteSM Variable Annuity dated May 1, 2017